Note 12 - Subordinated Debt - Schedule of Subordinated Debt (Details) (Parentheticals) - Subordinated Debt [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 27, 2018
Debt Instrument, Maturity Date	Dec. 31, 2028
Debt Instrument, Interest Rate	6.50%	6.50%